UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 21533

Salomon Brothers Inflation Management Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-725-6666

Date of fiscal year end: October 31
Date of reporting period: July 31, 2005

SALOMON BROTHERS INFLATION
MANAGEMENT FUND INC.

FORM N-Q
JULY 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS INFLATION MANAGEMENT FUND INC.

Schedule of Investments (unaudited)	July 31, 2005

FACE
AMOUNT†	SECURITY	VALUE

CORPORATE BONDS & NOTES - 2.7%
Diversified Financial Services - 2.5%
$1,500,000	Ford Motor Credit Co., Notes, 5.169% due 1/15/10 (a)	$1,405,431
1,500,000	General Motors Acceptance Corp., Notes, 5.530% due 12/1/14 (a)	1,367,522
3,100,000	Lehman Brothers Holdings Inc., Medium-Term Notes, Series G, 3.710% due
	9/28/07 (a)	3,090,948
1,000,000	Residential Capital Corp., Notes, 4.835% due 6/29/07 (a)(b)	1,001,582

	Total Diversified Financial Services	6,865,483

Oil & Gas - 0.2%
	Petronas Capital Ltd.:
100,000	7.000% due 5/22/12 (b)	112,359
375,000	7.875% due 5/22/22 (b)	473,768

	Total Oil & Gas	586,127

	TOTAL CORPORATE BONDS & NOTES
	(Cost - $7,297,372)	7,451,610

ASSET-BACKED SECURITIES - 9.0%
Credit Card - 0.2%
487,549	First Consumers Master Trust, Series 2001-A, Class A, 3.698% due 9/15/08 (a)	484,783

Home Equity - 8.8%
1,000,000	ACE Securities Corp., Series 2004-OP1, Class M3, 4.710% due 4/25/34 (a)	1,002,466
	Aegis Asset-Backed Securities Trust:
500,000	Series 2004-5, Class M2, 4.680% due 12/25/34 (a)	505,238
260,186	Series 2004-5N, 5.000% due 12/25/34 (b)	259,168
315,730	Series 2004-6N, 4.750% due 3/25/35 (b)	314,003
	Ameriquest Mortgage Securities Inc.:
750,000	Series 2004-R08, Class M10, 5.960% due 9/25/34 (a)(b)	699,536
500,000	Series 2004-R11, Class M5, 4.660% due 11/25/34 (a)	509,397
665,000	Amortizing Residential Collateral Trust, Series 2004-1, Class M4, 4.510%
	due 10/25/34 (a)	677,549
306,049	AQ Finance NIM Trust, Series 2004-RN5, Class A, 5.193% due 6/25/34 (b)	304,752
	Argent NIM Trust:
96,917	Series 2004-WN08, Class A, 4.700% due 7/25/34 (b)	96,669
400,000	Series 2004-WN10, Class B, 7.385% due 11/25/34 (b)	400,000
500,000	Argent Securities Inc., Series 2004-W8, Class M10, 6.960% due 5/25/34 (a)	490,356
750,000	Asset-Backed Funding Certificates, Series 2004-FF1, Class M2, 4.910% due
	1/25/34 (a)	760,627
714,317	Asset-Backed Funding Corp. NIM Trust, Series 2004-OPT4, Class N1,
	4.450% due 5/26/34 (b)	710,359
	Bear Stearns Asset-Backed Securities NIM:
201,375	Series 2004-FR1N, Class A1, 5.000% due 5/25/34 (b)	200,200
174,562	Series 2004-HE6N, Class A1, 5.250% due 8/25/34 (b)	173,740
659,214	Series 2004-HE8N, Class A1, 5.000% due 9/25/34 (b)	656,093
	Countrywide Asset-Backed Certificates:
1,176,430	Series 2004-02N, Class N1, 5.000% due 2/25/35 (b)	1,169,481
269,237	Series 2004-05N, Class N1, 5.500% due 10/25/35 (b)	268,301
259,588	Series 2004-11N, Class N, 5.250% due 4/25/36 (b)	258,345
1,250,000	Series 2004-BC4, Class M2, 4.310% due 10/25/34 (a)	1,252,042
200,000	CS First Boston Mortgage Securities Corp., Series 2001-HE16, Class M2,
	4.660% due 11/25/31 (a)	200,773
369,028	Finance America NIM Trust, Series 2004-01, Class A, 5.250% due 6/27/34(b)	367,069
500,000	First Franklin Mortgage Loan Trust NIM, Series 2004-FF10, Class N2,
	6.000% due 11/26/34 (b)(c)	482,600

See Notes to Schedule of Investments

SALOMON BROTHERS INFLATION MANAGEMENT FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE
AMOUNT†	SECURITY	VALUE

Home Equity (continued)
	GSAMP Trust:
$500,000	Series 2004-OPT, Class M3, 4.610% due 11/25/34 (a)	$502,569
359,007	Series 2005-OPTN, 5.000% due 11/25/34 (b)	358,540
286,143	Long Beach Asset Holdings Corp., Series 2004-06, Class N2, 7.500% due
	11/25/34 (b)	263,072
500,000	Long Beach Mortgage Loan Trust, Series 2004-06, Class M2, 4.610% due
	11/25/34 (a)	501,352
1,500,000	MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class M4,
	4.460% due 9/25/34 (a)	1,513,165
329,327	Merrill Lynch Mortgage Investors Inc., Series 2005-WM1N, Class N1,
	5.000% due 9/25/35 (b)	326,112
	Morgan Stanley Asset Backed Securities Capital I:
1,000,000	Series 2004-HE4, Class M2, 4.760% due 5/25/34 (a)	1,000,602
500,000	Series 2004-HE9, Class M6, 4.710% due 11/25/34 (a)	505,157
500,000	Series 2004-NC8, Class M4, 4.460% due 9/25/34 (a)	502,478
500,000	Series 2004-OP1, Class M5, 4.510% due 11/25/34 (a)	507,712
	Novastar Home Equity Loan:
1,000,000	Series 2004-02, Class M5, 4.960% due 9/25/34 (a)	1,017,286
500,000	Series 2004-4, Class M4, 4.560% due 3/25/35 (a)	499,376
214,530	Novastar NIM Trust, Series 2004-N2, 4.458% due 6/26/34 (b)	213,579
500,000	Park Place Securities Inc., Series 2004-WWF1, Class M4, 4.560% due
	2/25/35 (a)	510,612
1,000,000	Park Place Securities NIM Trust, Series 2004-WWF1, Class B, 6.290% due
	1/25/35 (b)	1,000,000
500,000	Residential Asset Securities Corp., Series 2004-KS10, Class M2, 4.610% due
	11/25/34 (a)	502,119
	Sail NIM Notes:
420,424	Series 2004-02A, Class A, 5.500% due 3/27/34 (b)	421,102
419,538	Series 2004-0AA. Class B, 7.500% due 10/27/34 (b)	383,615
309,211	Series 2004-10A, Class B, 7.000% due 11/27/34 (b)	303,800
214,274	Series 2004-11A, Class A2, 4.750% due 1/27/35 (b)	213,679
290,757	Series 2004-5A, Class A, 4.500% due 6/27/34 (b)	290,553
189,090	Series 2004-8A, Class A, 5.000% due 9/27/34 (b)	188,124
	Series 2004-BN2A:
272,624	Class A, 5.000% due 12/27/34 (b)	272,282
247,778	Class B, 7.000% due 12/27/34 (b)	240,035
	Sharp SP I LLC, NIM Trust:
226,602	Series 2004-HS1N, 5.920% due 2/25/34 (b)	223,124
357,710	Series 2004-OP1N, 5.190% due 4/25/34 (b)	357,503
191,358	Series 2005-HE1N, 5.190% due 2/25/35 (b)	191,118

	Total Home Equity	24,567,430

	TOTAL ASSET-BACKED SECURITIES
	(Cost - $24,979,752)	25,052,213

MORTGAGE-BACKED SECURITY - 1.5%
FHLMC - 1.5%
3,761,667	Federal Home Loan Mortgage Corp. (FHLMC), Gold, 8.500% due 9/1/24
	(Cost - $4,155,251)	4,095,400

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.1%
13,989,540	Federal Home Loan Mortgage Corp. (FHLMC), Series 2777, Class PI, PAC,
	IO, 5.000% due 5/15/24	1,132,663
9,581,220	Federal National Mortgage Association (FNMA), Series 339, Class 30, IO,
	5.500% due 7/1/18	1,655,544
	Government National Mortgage Association (GNMA):
4,457,636	Series 2003-6, Class PI, PAC IO, 5.500% due 9/20/28	293,803
1,875,078	Series 2003-77, Class TI, PAC IO, 6.000% due 11/16/28	100,048
3,044,197	Series 2003-8, Class JI, PAC IO, 5.500% due 2/16/26	103,187

See Notes to Schedule of Investments

SALOMON BROTHERS INFLATION MANAGEMENT FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE
AMOUNT†		SECURITY	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$500,000		GS Mortgage Securities Corp. II, Series 2002-FL5A, Class D, 4.388% due
		6/16/14 (a)(b)	$500,551
240,530		Homestar NIM Trust, Series 2004-6, Class A1, 5.500% due 1/25/35 (b)	240,831
1,000,000		Merit Securities Corp., Series 11PA, Class B2, 4.981% due 9/28/32 (a)(b)	975,017
		Structured Asset Securities Corp.:
213,888		Series 1998-2, Class M1, 4.560% due 2/25/28 (a)	213,888
578,056		Series 1998-3, Class M1, 4.460% due 3/25/28 (a)	578,763

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost - $6,745,447)	5,794,295

U.S. TREASURY INFLATION PROTECTED SECURITIES - 73.3%
46,689,214		U.S. Treasury Bonds, Inflation Indexed, 2.375% due 1/15/25 (d)(e)	49,304,557
		U.S. Treasury Notes, Inflation Indexed:
6,257,420		3.625% due 1/15/08	6,560,517
83,808,487		3.875% due 1/15/09 (d)(e)	90,015,595
6,008,600		4.250% due 1/15/10	6,658,755
36,824,550		2.000% due 1/15/14 (d)(e)	37,237,390
13,846,568		1.625% due 1/15/15	13,542,594

		TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES
		(Cost - $203,492,383)	203,319,408

SOVEREIGN BONDS - 10.0%
Argentina - 0.4%
		Republic of Argentina:
1,756,154	ARS	5.830% due 12/31/33	718,453
150,000	EUR	8.500% due 7/1/49	54,672
375,000		Discount Bonds, 3.010% due 8/3/12	339,375

		Total Argentina	1,112,500

Brazil - 2.4%
		Federative Republic of Brazil:
415,000		10.125% due 5/15/27	473,100
1,000,000		12.250% due 3/6/30	1,307,500
1,150,000		11.000% due 8/17/40	1,351,825
1,414,357		C Bonds, 8.000% due 4/15/14	1,435,112
250,000		Collective Action Securities, 8.000% due 1/15/18	254,750
1,750,022		DCB, Series L, 4.313% due 4/15/12 (a)	1,694,788

		Total Brazil	6,517,075

Bulgaria - 0.1%
200,000		Republic of Bulgaria, 8.250% due 1/15/15 (b)	248,000

Chile - 0.2%
400,000		Republic of Chile, 5.500% due 1/15/13	418,322

Colombia - 0.5%
		Republic of Colombia:
225,000		10.750% due 1/15/13	267,187
50,000		8.125% due 5/21/24	49,750
900,000		Medium-Term Notes, 11.750% due 2/25/20	1,172,250

		Total Colombia	1,489,187

Ecuador - 0.1%
		Republic of Ecuador:
75,000		12.000% due 11/15/12 (b)	73,875
275,000		step bond to yield 11.534% due 8/15/30 (b)	237,875

		Total Ecuador	311,750

See Notes to Schedule of Investments

SALOMON BROTHERS INFLATION MANAGEMENT FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE
AMOUNT†	SECURITY	VALUE

El Salvador - 0.1%
$275,000	Republic of El Salvador, 7.750% due 1/24/23 (b)	$310,063

Mexico - 2.2%
	United Mexican States:
200,000	11.375% due 9/15/16	293,500
125,000	8.125% due 12/30/19	151,125
	Medium-Term Notes:
75,000	8.300% due 8/15/31	92,812
	Series A:
1,300,000	5.875% due 1/15/14	1,335,750
2,700,000	6.625% due 3/3/15	2,922,750
600,000	8.000% due 9/24/22	723,900
550,000	7.500% due 4/8/33	631,950

	Total Mexico	6,151,787

Panama - 0.4%
	Republic of Panama:
475,000	7.250% due 3/15/15	516,800
280,000	8.875% due 9/30/27	336,700
171,815	PDI, 4.688% due 7/17/16 (a)	166,660

	Total Panama	1,020,160

Peru - 0.4%
	Republic of Peru:
150,000	9.875% due 2/6/15	186,750
1,089,000	FLIRB, 5.000% due 3/7/17 (a)	1,039,995

	Total Peru	1,226,745

Philippines - 0.5%
	Republic of the Philippines:
100,000	8.250% due 1/15/14	101,000
775,000	9.375% due 1/18/17	829,250
175,000	10.625% due 3/16/25	194,189
150,000	9.500% due 2/2/30	151,357

	Total Philippines	1,275,796

Russia - 1.4%
	Russian Federation:
975,000	12.750% due 6/24/28 (b)	1,758,656
1,945,000	step bond to yield 5.683% due 3/31/30 (b)	2,158,950

	Total Russia	3,917,606

South Africa - 0.2%
	Republic of South Africa:
75,000	9.125% due 5/19/09	85,950
375,000	6.500% due 6/2/14	407,813

	Total South Africa	493,763

Turkey - 0.5%
	Republic of Turkey:
450,000	12.375% due 6/15/09	555,750
50,000	11.750% due 6/15/10	62,062
150,000	11.000% due 1/14/13	189,750
525,000	Collective Action Securities, 9.500% due 1/15/14	619,500

	Total Turkey	1,427,062

See Notes to Schedule of Investments

SALOMON BROTHERS INFLATION MANAGEMENT FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE
AMOUNT†	SECURITY	VALUE

Ukraine - 0.1%
	Republic of Ukraine:
$121,339	11.000% due 3/15/07 (b)	$127,709
200,000	7.650% due 6/11/13 (b)	220,250

	Total Ukraine	347,959

Uruguay - 0.1%
	Republic of Uruguay, Benchmark Bonds:
175,000	7.250% due 2/15/11	178,500
100,000	7.500% due 3/15/15	99,000

	Total Uruguay	277,500

Venezuela - 0.4%
	Bolivarian Republic of Venezuela:
350,000	8.500% due 10/8/14	363,125
	Collective Action Securities:
440,000	4.640% due 4/20/11 (a)	409,200
370,000	10.750% due 9/19/13	430,125

	Total Venezuela	1,202,450

	TOTAL SOVEREIGN BONDS
	(Cost - $26,052,314)	27,747,725

LOAN PARTICIPATION (a) (f) - 0.0%
Morocco - 0.0%
83,611	Kingdom of Morocco, Tranche A, 3.803% due
	1/2/09 (JPMorgan Chase & Co.)
	(Cost - $82,661)	82,984

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost - $272,805,180)	273,543,635

SHORT-TERM INVESTMENT (d) (e) - 1.4%
Repurchase Agreement - 1.4%
3,924,000	Interest in $675,460,000 joint tri-party repurchase agreement dated 7/29/05
	with Goldman, Sachs & Co., 3.300% due 8/1/05, Proceeds at
	maturity - $3,925,079; (Fully collateralized by various U.S. Treasury
	Obligations, 0.000% to 12.000% due 8/15/05 to 4/15/32; Market value -
	$4,002,488)
	(Cost - $3,924,000)	3,924,000

	TOTAL INVESTMENTS - 100.0% (Cost - $276,729,180#)	$277,467,635

†	Face amount denominated in U.S. dollars, unless otherwise indicated.

(a)	Variable rate securities. Coupon rates disclosed are those which are in effect at July 31, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors unless otherwise noted.

(c)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.

(d)	Security is segregated as collateral pursuant to reverse repurchase agreement.

(e)	All or a portion of this security is segregated for extended settlements.

(f)	Participation interest was acquired through the financial institutions indicated parenthetically.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARS - Argentine Peso
C Bond – Capitalization Bond
DCB - Debt Conversion Bond
EUR - Euro
FHLMC - Federal Home Loan Mortgage Corporation
FLIRB - Front-Loaded Interest Reduction Bonds
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
IO - Interest Only
MASTR - Mortgage Asset Secuntization Transactions Inc.
NIM - Net Interest Margin
PAC - Planned Amortization Class
PDI – Past Due Interest

See Notes to Schedule of Investments

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Inflation Management Fund Inc. (the “Fund”) was incorporated in Maryland on March 16, 2004 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a)   Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b)   Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c)   Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. Whenever the Fund enters into a reverse repurchase agreement, the Fund’s custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price marked-to-market daily (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings which may create leverage risk by the Fund.

(d)   Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund will assume the credit risk of both the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and borrow. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(e)   Credit and Market Risk with Emerging Debt. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f)   Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g)   Security Transactions. Security transactions are accounted for on a trade date basis.

2.   Investments

At July 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,266,791
Gross unrealized depreciation	(5,528,336)

Net unrealized appreciation	$738,455

At July 31, 2005, the Fund held one loan participation with a total cost of $82,661and a total market value of $82,984.

At July 31, 2005, the Fund had the following open reverse repurchase agreements outstanding:

Face
Amount	Security	Value

$22,650,000	Reverse Repurchase Agreement with Greenwich Capital Markets Inc., dated
	7/7/05 bearing 3.170% to be repurchased at $23,377,977 on 7/7/06,
	collateralized by: $20,000,000 United States Treasury Inflation Indexed
	Notes and Bonds, 2.375% due 1/15/25; Market value (including accrued
	interest) - $21,142,263	$22,650,000
26,596,000	Reverse Repurchase Agreement with Greenwich Capital Markets Inc., dated
	7/7/05 bearing 3.170% to be repurchased at $27,450,803 on 7/7/06,
	collateralized by: $24,400,000 United States Treasury Inflation Indexed
	Notes and Bonds, 2.000% due 1/15/14; Market value (including accrued
	interest) - $24,696,092	26,596,000
45,850,000	Reverse Repurchase Agreement with Greenwich Capital Markets Inc., dated
	7/7/05 bearing 3.170% to be repurchased at $47,323,632 on 7/7/06,
	collateralized by: $35,000,000 United States Treasury Inflation Indexed
	Notes and Bonds, 3.875% due 1/15/09; Market value (including accrued
	interest) - $37,654,858	45,850,000

	Total Reverse Repurchase Agreements (Cost - $95,096,000)	$95,096,000

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Inflation Management Fund Inc.

By

R. Jay Gerken
Chief Executive Officer

Date:	September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

R. Jay Gerken
Chief Executive Officer

Date:	September 29, 2005

By

Frances M. Guggino
Chief Financial Officer

Date:	September 29, 2005